Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net (loss) income	$ (8,736,845)	$ 6,441,842
Adjustment to reconcile net (loss) income to cash (used in) provided by operating activities
Depreciation and amortization	1,310,720	1,366,720
Gain on disposal of fixed assets	(91,684)
Change in fair value of warrant liabilities	(828,000)
Provision for credit losses	2,282,588	967,148
Noncash operating lease expense	523,821	399,610
Noncash finance lease expense	102,354	64,762
Stock based compensation expense	7,101,818
Changes in operating assets and liabilities:
Accounts receivable	(7,864,274)	(7,186,538)
Accounts receivable due from related parties	(36,410)
Inventories	(131,898)	34,530
Prepaid installation costs	3,842,974
Prepaids and other current assets	(689,656)	(322,568)
Other assets	(254,806)	(566,075)
Due from related party		(94,056)
Accounts payable	(437,190)	3,223,485
Accrued expenses and other current liabilities	(1,195,659)	885,228
Accrued expenses and other current liabilities due to related parties	(1,985,281)
Contract liabilities	(3,460,989)	842,150
Contract liabilities due to related parties	(1,160,848)
Operating lease payments	(480,270)	(389,890)
Net cash (used in) provided by operating activities	(12,189,535)	5,666,348
Cash flows from Investing Activities
Purchases of property, equipment and other assets	(285,067)	(161,768)
Net cash used in investing activities	(285,067)	(161,768)
Cash flows from Financing Activities
Proceeds from the issuance of debt		192,210
Repayments of finance lease liabilities	(87,728)	(56,822)
Proceeds from the issuance of convertible preferred stock, net of transaction costs	9,221,649
Repayments of debt	(261,563)	(272,736)
Distributions to members	(90,000)	(3,289,518)
Net cash provided by (used in) financing activities	8,782,358	(3,426,866)
Net (decrease) increase in cash and cash equivalents	(3,692,244)	2,077,714
Cash and cash equivalents, beginning of period	8,022,306	2,268,306	$ 2,268,306
Cash and cash equivalents, end of the period	4,330,062	4,346,020	8,022,306	$ 2,268,306
Supplemental Cash Flow Information
Cash paid for interest	135,980	39,838
Non-cash transactions
Right-of-use assets obtained in exchange for operating lease liabilities	790,615	653,663
Right-of-use assets obtained in exchange for finance lease liabilities		682,365
Deferred equity issuance costs	2,769,039
Issuance of Class A common stock to vendors	891,035
Issuance of Class A common stock to backstop investors	1,569,463
Issuance of Class A common stock for services	255,485
Preferred dividends	9,007,034
Esgen Acquisition Corp
Cash Flows from Operating Activities
Net (loss) income			(3,001,194)	14,334,250
Adjustment to reconcile net (loss) income to cash (used in) provided by operating activities
Recovery of deferred offering costs allocated to warrants			(425,040)
Change in fair value of warrant liabilities			317,376	(13,179,936)
Changes in operating assets and liabilities:
Due to related party			195,000	545,405
Prepaid assets			11,831	1,455,576
Accounts payable and accrued expenses			3,802,357	120,000
Net cash (used in) provided by operating activities			900,330	3,275,295
Cash flows from Investing Activities
Extension funding used to purchase marketable securities and cash held in Trust Account			(1,116,710)
Cash withdrawn from Trust Account in connection with redemptions			272,554,813
Proceeds from sale of marketable securities deposited into cash held in Trust Account			15,862,501
Reinvestment of marketable securities and cash held in Trust Account			(1,794,036)	(3,984,431)
Net cash used in investing activities			285,506,568	(3,984,431)
Cash flows from Financing Activities
Proceeds from note payable-related party			1,612,398
Redemptions of Class A ordinary shares subject to possible redemption			(272,554,813)
Net cash provided by (used in) financing activities			(270,942,415)
Net (decrease) increase in cash and cash equivalents			15,464,483	(709,136)
Cash and cash equivalents, beginning of period	$ 60,518	$ 614,767	614,767	1,323,903
Cash and cash equivalents, end of the period			60,518	614,767
Cash held in Trust Account			16,018,732
Total cash and cash in Trust Account			16,079,250	614,767
Supplemental disclosure of cash flow information:
Change in value of Class A ordinary shares subject to possible redemption			3,066,977	3,986,568
Impact of the waiver of deferred commission by the underwriters			9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares			$ 562